Note 9 - Loans Payable (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument, Debt Default, Amount	$ 9,675,000		$ 9,675,000
Equipment Pledged as Collateral	9,000		9,000
Stock Issued During Period, Value, New Issues	$ 32,400	$ 45,450	$ 168,750	$ 131,878
Individual Lenders [Member]
Stock Issued During Period, Shares, New Issues (in shares)	18,000	18,000	72,000	76,400
Stock Issued During Period, Value, New Issues	$ 12,960	$ 18,180	$ 67,500	$ 54,388